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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000




                                        December 1, 2005

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Series Trust X (the "Trust") (File Nos. 33-1657 and 811-4492) on Behalf of MFS(R) Emerging Markets Debt Fund, MFS(R) New Endeavor Fund and MFS(R) Strategic Value Fund, (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 58 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 28, 2005.

     Please call the undersigned at (617) 954-5064 or William Ward at (617) 954-5169 with any questions you may have.

                                        Very truly yours,


                                        TIMOTHY M. FAGAN
                                        Timothy M. Fagan
                                        Senior Counsel

TMF/bjn